Goodwill and Intangible Assets - Summary of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended				12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2023		Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Goodwill [Roll Forward]
Goodwill, balance at beginning of period		$ 795,600		$ 811,200	$ 795,600			$ 795,600
Acquisition of eOne								5,800
Measurement period adjustments				(2,700)				(9,800)
Goodwill, balance at end of period				808,500				811,200	$ 795,600
Goodwill, balance at beginning of period		795,600		811,200	795,600			795,600
Acquisition of eOne								5,800
Measurement period adjustments								9,800
Goodwill, balance at end of period				808,500				811,200	795,600
Adjustment to purchase price from settlement of certain working capital items				12,000	0
Entertainment One Television and Film Business ("eOne")
Goodwill [Roll Forward]
Measurement period adjustments				2,700
Goodwill, balance at end of period				12,900
Decrease to accounts receivable				5,600
Increase to other assets				4,200
Increase to content related payables				3,400
Increase to participation and residuals				1,000
Goodwill, balance at end of period				12,900
Decrease in investment in films and television programs				1,600
Increase to other liabilities				1,900
Motion Picture
Goodwill [Roll Forward]
Goodwill, balance at beginning of period		393,700		398,600	393,700			393,700
Acquisition of eOne								1,000
Measurement period adjustments				(1,700)
Goodwill, balance at end of period				396,900				398,600	393,700
Goodwill, balance at beginning of period		393,700		398,600	393,700			393,700
Acquisition of eOne								1,000
Measurement period adjustments								3,900
Goodwill, balance at end of period				396,900				398,600	393,700
Television Production
Goodwill [Roll Forward]
Goodwill, balance at beginning of period		401,900		412,600	401,900			401,900
Acquisition of eOne								4,800
Measurement period adjustments				(1,000)
Goodwill, balance at end of period				411,600				412,600	401,900
Goodwill, balance at beginning of period		401,900		412,600	401,900			401,900
Acquisition of eOne								4,800
Measurement period adjustments								5,900
Goodwill, balance at end of period				411,600				412,600	401,900
LIONS GATE ENTERTAINMENT CORP [Member]
Goodwill [Roll Forward]
Goodwill, balance at beginning of period		1,289,500		811,200	1,289,500			1,289,500	2,764,500
Acquisition of eOne								5,800
Impairment	$ (493,900)		$ (1,475,000)					(493,900)	(1,475,000)
Measurement period adjustments				(2,700)				9,800
Goodwill, balance at end of period				808,500				811,200	1,289,500
Decrease to accounts receivable								11,400
Increase to other assets								12,400
Increase to investment in film and television programs								4,000
Increase to content related payables								1,900
Decrease to accrued liabilities								3,800
Increase to participation and residuals								1,900
Decrease to deferred revenue								2,400
Goodwill, balance at beginning of period		1,289,500		811,200	1,289,500			1,289,500	2,764,500
Impairments	$ (493,900)		$ (1,475,000)					(493,900)	(1,475,000)
Acquisition of eOne								5,800
Goodwill, balance at end of period				808,500				811,200	1,289,500
Adjustment to purchase price from settlement of certain working capital items				12,000	0
LIONS GATE ENTERTAINMENT CORP [Member] | Entertainment One Television and Film Business ("eOne")
Goodwill [Roll Forward]
Measurement period adjustments				2,700
Goodwill, balance at end of period				12,900
Decrease to accounts receivable				5,600
Increase to other assets				4,200
Increase to content related payables				3,400
Increase to participation and residuals				1,000
Goodwill, balance at end of period				12,900
Decrease in investment in films and television programs				1,600
Increase to other liabilities				1,900
LIONS GATE ENTERTAINMENT CORP [Member] | Motion Picture
Goodwill [Roll Forward]
Goodwill, balance at beginning of period		393,700		398,600	393,700			393,700	393,700
Acquisition of eOne								1,000
Impairment								0	0
Measurement period adjustments				(1,700)				(3,900)
Goodwill, balance at end of period				396,900				398,600	393,700
Goodwill, balance at beginning of period		393,700		398,600	393,700			393,700	393,700
Impairments								0	0
Acquisition of eOne								1,000
Goodwill, balance at end of period				396,900				398,600	393,700
LIONS GATE ENTERTAINMENT CORP [Member] | Television Production
Goodwill [Roll Forward]
Goodwill, balance at beginning of period		401,900		412,600	401,900			401,900	401,900
Acquisition of eOne								4,800
Impairment								0	0
Measurement period adjustments				(1,000)				(5,900)
Goodwill, balance at end of period				411,600				412,600	401,900
Goodwill, balance at beginning of period		401,900		412,600	401,900			401,900	401,900
Impairments								0	0
Acquisition of eOne								4,800
Goodwill, balance at end of period				411,600				412,600	401,900
LIONS GATE ENTERTAINMENT CORP [Member] | Media Networks
Goodwill [Roll Forward]
Goodwill, balance at beginning of period		493,900		0	493,900			493,900	1,968,900
Acquisition of eOne								0
Impairment								(493,900)	(1,475,000)
Measurement period adjustments				0				0
Goodwill, balance at end of period				0				0	493,900
Accumulated goodwill impairment losses				1,969,000				1,969,000	1,475,000
Goodwill, balance at beginning of period		493,900		0	$ 493,900			493,900	1,968,900
Impairments								(493,900)	(1,475,000)
Acquisition of eOne								0
Goodwill, balance at end of period				$ 0				$ 0	$ 493,900
Entertainment One Film And Television Business [Member]
Goodwill [Roll Forward]
Goodwill, balance at beginning of period						$ 231,000				$ 231,000
Impairment		(231,000)				(231,000)	[1]			0	$ 0
Goodwill, balance at end of period						0				231,000	231,000
Goodwill, balance at beginning of period						231,000				231,000
Impairments		$ (231,000)				(231,000)	[1]			0	0
Goodwill, balance at end of period						$ 0				$ 231,000	$ 231,000

[1]	See note 1 for discussion of goodwill impairment recorded during the second quarter of 2023.